Guarantees	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Guarantees Abstract
Guarantees

10. Guarantees

The Company provides a guarantee for a portion of the value of certain independent contractors’ (“IC”) leased tractors. The guarantees expire at various dates through 2022. The potential maximum exposure under these lease guarantees was approximately $7.9 million as of September 30, 2018. Upon an IC default, the Company has the option to purchase the tractor or return the tractor to the leasing company if the residual value is greater than the Company’s guarantee. Alternatively, the Company can contract another IC to assume the lease. The Company estimated the fair value of its liability under this on-going guarantee to be $1.1 million and $1.4 million as of September 30, 2018 and December 31, 2017, respectively, which was recorded in accrued expenses and other current liabilities.

The Company began to offer a lease purchase program that did not include a guarantee and offered newer equipment under factory warranty that was more cost effective. ICs began electing the newer lease purchase program over the legacy lease guarantee programs which led to an increase in unseated legacy tractors. In late 2016, management committed to a plan to divest these older assets and recorded a loss reserve. The loss reserve for the guarantee and reconditioning costs associated with the planned divestiture was $0.5 million and $1.8 million as of September 30, 2018 and December 31, 2017, respectively, which was recorded in accrued expenses and other current liabilities.

The Company paid $0.3 million and $0.9 million under these lease guarantees during the third quarter of 2018 and 2017, respectively, and $1.8 million and $7.9 million during the first nine months of 2018 and 2017, respectively.

12.	Guarantees

The Company provides a guarantee for a portion of the value of certain independent contractors’ (“IC”) leased tractors. The guarantees expire at various dates through 2021. The potential maximum exposure under these lease guarantees was approximately $10.6 million as of December 31, 2017. Upon an IC default, the Company has the option to purchase the tractor or return the tractor to the leasing company if the residual value is greater than the Company’s guarantee. Alternatively, the Company can contract another IC to assume the lease. The Company estimated the fair value of its liability under this on-going guarantee to be $1.4 million and $1.6 million as of December 31, 2017 and 2016, respectively, and it is included in accrued expenses and other current liabilities.

In the fourth quarter of 2016, the Company began to offer a lease purchase program that did not include a guarantee, and offered newer equipment under factory warranty that was more cost effective. ICs began electing the newer lease purchase program over the legacy lease guarantee programs which led to an increase in unseated legacy tractors. In late 2016, management committed to a plan to divest of these older assets and recorded a loss reserve of $8.9 million as of December 31, 2016. The loss reserve for the guarantee and reconditioning costs associated with the planned divestiture was $1.8 million as of December 31, 2017, which is included in accrued expenses and other current liabilities.

The Company paid $9.0 million and $9.3 million under these lease guarantees during the year ended December 31, 2017 and 2016, respectively.